5. LOANS, NET (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans Net Details 2Abstract
Provision for credit losses, beginning	¥ (28,135)	¥ (35,337)
(Addition)/Reversal	(25,267)	7,202
Provision for credit losses, ending	¥ (53,402)	¥ (28,135)